Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2022
Trade and other receivables [abstract]
Trade And Other Receivables [Table Text Block]
	As of March 31,
	2022		2021
Current
Trade and other receivables, gross	Rs.	67,958	Rs.	50,937
Less: Allowance for credit losses		(1,194)		(1,296)
Trade and other receivables, net	Rs.	66,764	Rs.	49,641
Non-current
Trade and other receivables, gross (1)	Rs.	54	Rs.	118
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	54	Rs.	118

(1)	Represents amounts receivable pursuant to an out-licensing arrangement wit
h
a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current
.

Allowance For Credit Losses [Table Text Block]
The details of changes in allowance for credit losses during the years ended March 31
, 2022
and 2021
, are as follows:

	For the Year Ended March 31,
	2022		2021
Balance at the beginning of the year	Rs.	1,296	Rs.	1,202
Provision made during the year, net of reversals		(3)		176
Trade and other receivables written off & exchange differences		(99)		(82)
Balance at the end of the year	Rs.	1,194	Rs.	1,296